EQUITY - Inducement warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 03, 2024
EQUITY
Net proceeds	$ 102,993	$ 38,960	$ 21,652
Inducement warrants
EQUITY
Gross proceeds from warrants	14,280	0
Payments for conversion fee	10	0
Net proceeds	$ 14,270	$ 0
Inducement warrants | Ordinary Shares
EQUITY
Warrants outstanding				$ 16,410
April Warrants | Ordinary Shares
EQUITY
Aggregate amount of warrant				651,380
Exercise price				$ 44.14
Gross proceeds from warrants				$ 28,752
November Warrants | Ordinary Shares
EQUITY
Aggregate amount of warrant				651,380
Exercise price				$ 70